STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Summary of Share Grant Activity
A summary of share grant activity under the Share Grant Plans during the years ended December 31, 2025 and 2024 is presented below:

Year ended December 31, 2025	Share Grants (number of common shares)	Weighted-Average Price
Share grants outstanding - beginning	1,407,294	$20.50
Vested and issued[1]	(335,669)	—
Forfeited	(46,481)	$20.50
Share grants outstanding - ending	1,025,144	$20.50

1    In 2025, Hydro One issued 335,669 common shares from treasury to eligible employees in accordance with provisions of the Share Grant Plans.

Year ended December 31, 2024	Share Grants (number of common shares)	Weighted-Average Price
Share grants outstanding - beginning	1,782,376	$20.50
Vested and issued[1]	(348,678)	—
Granted	1,092	—
Forfeited	(27,496)	$20.50
Share grants outstanding - ending	1,407,294	$20.50
1    In 2024, Hydro One issued 348,678 common shares from treasury to eligible employees in accordance with provisions of the Share Grant Plans.

Summary of Number of DSUs
A summary of DSU awards activity under the Directors' DSU Plan during the years ended December 31, 2025 and 2024 is presented below:

Year ended December 31 (number of DSUs)	2025	2024
DSUs outstanding - beginning	107,296	94,624
Granted	21,033	22,293
Settled	(26,073)	(9,621)
DSUs outstanding - ending	102,256	107,296
A summary of DSU awards activity under the Management DSU Plan during the years ended December 31, 2025 and 2024 is presented below:

Year ended December 31 (number of DSUs)	2025	2024
DSUs outstanding - beginning	85,690	134,370
Granted	14,219	16,600
Settled	(19,505)	(65,280)
DSUs outstanding - ending	80,404	85,690

Summary of Number of PSUs and RSUs
A summary of PSU and RSU awards activity under the LTIP during the years ended December 31, 2025 and 2024 is presented below:

	PSUs		RSUs
Year ended December 31 (number of units)	2025	2024	2025	2024
Units outstanding - beginning	286,554	142,925	322,925	186,971
Granted	179,731	189,104	154,754	158,757
Forfeited	(45,655)	(24,918)	(60,660)	(20,377)
Vested and issued	(21,449)	(20,557)	(25,396)	(2,426)
Units outstanding - ending	399,181	286,554	391,623	322,925